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USCF Midstream Energy Income Fund
FUND SUMMARY — USCF MIDSTREAM ENERGY INCOME FUND
Investment Objective
The primary investment objective of USCF Midstream Energy Income Fund (the “Fund”) is to seek a high level of current income.
As a secondary objective, the Fund seeks capital appreciation.
Fees and Expenses of the Fund

The following table describes the fees and expenses you may pay if you buy, hold and sell shares of the Fund. Investors may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table or example below. The fees and expenses are expressed as a percentage of the Fund’s average daily net assets.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses	USCF Midstream Energy Income Fund USCF Midstream Energy Income Fund
Management Fees	0.85%	[1]
Other Expenses	none
Total Annual Fund Operating Expenses	0.85%
[1]	The Fund pays USCF Advisers LLC (the “Adviser”) an annual unitary management fee based upon the Fund’s average daily net assets at the rate set forth above. The Adviser is responsible for all expenses of the Fund except expenses for taxes and governmental fees; brokerage fees; commissions and other transaction expenses; costs of borrowing money, including interest expenses; securities lending expenses; extraordinary expenses (such as litigation and indemnification expenses); and fees and expenses of any independent legal counsel.

Example
The following example is intended to help investors compare the cost of investing in the Fund with the cost of investing in other funds.
It illustrates the hypothetical expenses that investors would incur over various periods if they were to invest $10,000 in the Fund for the time periods indicated and then sell all of the shares at the end of those periods. This example assumes that the Fund provides a return of 5% per year and that operating expenses remain the same. This example does not include the brokerage commissions that investors may pay to buy and sell shares of the Fund. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:
Expense Example	Expense Example, with Redemption, 1 Year	Expense Example, with Redemption, 3 Years
USCF Midstream Energy Income Fund | USCF Midstream Energy Income Fund | USD ($)	89	292

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities or financial instruments (or “turns over” its portfolio). A higher portfolio turnover rate will cause the Fund to incur additional transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, may affect the Fund’s performance. Importantly, this rate excludes the value of the portfolio securities received or delivered as a result of in-kind creations or redemptions of the Fund’s shares. The Fund is newly organized and, as a result, no portfolio turnover information is available as of the date of this Prospectus.

Principal Investment Strategies of the Fund

The Fund is an actively managed exchange-traded fund (“ETF”). The Fund seeks a high level of current income and, as a secondary objective, capital appreciation, by investing in high quality midstream energy infrastructure companies that pay current distributions to shareholders. The Fund’s investment sub-adviser, Miller/Howard Investments, Inc. (“the “Sub-Adviser”), utilizes a bottom-up fundamental research process to evaluate these midstream energy infrastructure companies on a number of key metrics, including income, growth of income, distribution coverage, leverage, direct-commodity price exposure, and contract quality. To be considered as potential Fund investments, such companies will typically meet the Sub-Adviser’s criteria of persistent cash flow generation and have management teams with a consistent track record of efficient capital allocation. The Fund will seek to achieve its investment objectives by investing, under normal market conditions, at least 80% of its net assets in equity securities of U.S. and Canadian companies of any market capitalization deemed by the Sub-Adviser to be engaged in the midstream energy sector. The midstream energy sector primarily includes publicly-traded master limited partnerships and limited liability companies taxed as partnerships (“MLPs”), and companies structured or who elect to be taxed as C-corporations that derive the majority of their revenue from operating or providing midstream energy services. The Sub-Adviser considers midstream energy services to be transportation, storage, and gathering & processing infrastructure that primarily collect fees for transporting customers’ oil, natural gas, and other products (collectively, “midstream energy sector”).

The Fund will typically invest in approximately twenty to twenty-five of these companies, though it is not required to do so. The Sub-Adviser will select these companies for investment from, as of the date of this prospectus, approximately sixty eligible midstream energy and MLP companies.

In evaluating potential portfolio companies for investment, the Fund will consider the company’s liquidity (including the company’s average daily traded volume) and market capitalization (generally selecting companies with market capitalizations greater than $1.5 billion). The Sub-Adviser will also consider the company’s ownership, public float, and corporate structure, and the company’s financial characteristics, business model, valuation, and management and board members. As part of its process to evaluate potential portfolio companies, the Sub-Adviser also conducts an ESG risk assessment and assigns an ESG risk rating for each company reviewed. The risk assessment looks at a number of factors, including exposure to environmental risks, policies on diversity and inclusion, and corporate governance.

The Fund may directly invest up to 25% of its total assets in equity securities of certain MLPs treated as publicly-traded partnerships. The Fund will invest more than 25% of the value of its total assets in the energy, oil, and gas industries.

The Fund’s investments in the securities of Canadian issuers are generally expected to comprise approximately 30% to 40% of the value of the Fund’s total assets.

The Fund is “non-diversified,” as that term is defined in the Investment Company Act of 1940, as amended (the “1940 Act”).

Principal Risks of Investing in the Fund

You can lose money on your investment in the Fund. The principal risks of investing in the Fund are summarized below.

Energy Sector Risk. Energy markets can be significantly affected by fluctuations in energy prices and supply and demand of energy fuels. Because of the Fund’s focus in this sector, the performance of the Fund is tied closely to and affected by developments in the energy sector. The energy markets are subject to both short- and long-term trends that impact demand for and supply of energy commodities. A decrease in the production of energy commodities or a decrease in the volume of such commodities available for transportation, processing, storage or distribution (such as reduced volumes of natural gas or other energy commodities so available), or a sustained decline in demand for such commodities (such as a sustained reduced demand for crude oil, natural gas, and refined petroleum products resulting from a recession or an increase in market price or higher taxes) may adversely impact the financial performance of companies operating in the energy sector, including MLPs.

These companies, including MLPs, are subject to the above and other supply and demand fluctuations in the markets they serve, which will be impacted by a wide range of factors, including fluctuating commodity prices, weather, increased conservation or use of alternative fuel sources, increased governmental or environmental regulation, depletion, rising interest rates, declines in domestic or foreign production, accidents or catastrophic events and economic conditions, among others. At times, the performance of securities of companies in the energy sector may lag the performance of other sectors or the broader market as a whole, and a downturn in the energy sector could have an adverse effect on the Fund’s performance. MLPs operating in the energy sector may be affected by fluctuations in the prices of energy commodities, including, for example, natural gas, natural gas liquids, and crude oil, in both the short- and long-term, and it is impossible to predict such fluctuations with accuracy. MLPs and other companies operating in the energy sector could be adversely affected by reductions in the supply of or demand for energy commodities, and such reductions could adversely affect the ability of such MLPs to make distributions to the Fund. To the extent a significant portion of the Fund is invested in the energy sector, the Fund may present more risks than if it were more broadly diversified over numerous industries and sectors of the economy.

Energy Infrastructure Companies Risk. Energy infrastructure companies, including MLPs, midstream energy C-corporations, and utility companies, are subject to risks specific to the energy and energy-related industries. This includes but is not limited to: fluctuations in commodity prices impacting the volume of energy commodities transported, processed, stored or distributed; reductions in volumes of crude oil, natural gas or other energy commodities being available for transporting, processing, storing or distributing; slowdowns in new construction and acquisitions limiting growth potential; reduced demand for oil, natural gas and petroleum products, particularly for a sustained period of time; increased supply of oil, natural gas and petroleum products; geopolitical risks and other shocks to supply and/or demand that could impact the prices of crude oil, natural gas or other energy commodities; depletion of crude oil, natural gas reserves or other commodities; rising interest rates resulting in higher costs of capital, increased operating costs; counterparties to contracts defaulting or going bankrupt; and an inability to execute acquisitions or expansion projects in a cost-effect manner; extreme weather events and environmental hazards; and threats of attack by terrorists on energy assets. Energy infrastructure companies may also face counterparty risk, such that long-term contracts may be declared void if the counterparty to those contracts enters bankruptcy proceedings. In addition, energy infrastructure companies are subject to significant federal, state and local government regulation in virtually every aspect of their operations, including how facilities are constructed, maintained and operated, environmental and safety controls, and the prices they may charge for products and services. Various governmental authorities have the power to enforce compliance with these regulations and the permits issued under them and violators are subject to administrative, civil and criminal penalties, including civil fines, injunctions or both. Stricter laws, regulations or enforcement policies could be enacted in the future which would likely increase compliance costs and may adversely affect the financial performance of energy infrastructure companies. Natural disasters, such as hurricanes in the Gulf of Mexico, also may impact the energy infrastructure companies. Certain energy infrastructure companies in the utilities industry are subject to the imposition of rate caps, increased competition due to deregulation, the difficulty in obtaining an adequate return on invested capital or in financing large construction projects, the limitations on operations and increased costs and delays attributable to environmental considerations, and the capital market’s ability to absorb utility debt. In addition, taxes, government regulation, international politics, price and supply fluctuations, volatile interest rates and energy conservation may cause difficulties for these companies. Such issuers have been experiencing certain of these problems in varying degrees.

Risks of Master Limited Partnerships. An investment in MLP units involves risks that differ from a similar investment in equity securities, such as common stock, of a corporation. As compared to common shareholders of a corporation, holders of MLP units have more limited control and limited rights to vote on matters affecting the partnership. Additionally, conflicts of interest may exist among common unit holders, subordinated unit holders and the general partner or managing member of an MLP; for example a conflict may arise as a result of incentive distribution payments. MLP common units can be affected by macro-economic factors and other factors unique to the partnership or company and the industry or industries in which the MLP operates. Certain MLP securities may trade in relatively low volumes due to their smaller capitalizations or other factors, which may cause them to have a high degree of price volatility and illiquidity. The structures of MLPs create certain other risks, including, for example, the risk that an MLP will generate insufficient cash flow to meet its current operating requirements, the risk that an MLP will issue additional securities or engage in other transactions that will have the effect of diluting the interests of existing investors, and risks related to the general partner’s right to require unit-holders to sell their common units at an undesirable time or price. On March 15, 2018, the Federal Energy Regulatory Commission (“FERC”) changed its long-standing tax allowance policy which no longer permits MLPs to include in their cost of service an income tax allowance. This has had a negative impact on the performance of some MLPs affected by this decision. This policy change and any similar policy changes in the future could adversely impact an MLP’s business, financial condition, results of operations and cash flows and ability to pay cash distributions or dividends.

Non-Diversification Risk. The Fund will pursue its investment strategy without regard to whether its investment strategy presents adequate diversification among individual holdings. If there are adverse changes in the financial condition of a particular investment or company, the resulting adverse impact on the performance of the Fund may be more pronounced than if the Fund were more diversified.

Long-Term Objective; Not a Complete Investment Program. The Fund is intended for investors seeking a high level of income over the long term. The Fund is not meant to provide a vehicle for those who wish to exploit short-term swings in the stock market. An investment in shares of the Fund should not be considered a complete investment program. Each shareholder should take into account the Fund’s investment objectives as well as the shareholder’s other investments when considering an investment in the Fund.

Small Capitalization Risk. The Fund may invest in securities of MLPs and other issuers that have comparatively smaller capitalizations relative to issuers whose securities are included in major equity benchmark indices, which presents unique investment risks. These companies often have limited product lines, markets, distribution channels or financial resources, and the management of such companies may be dependent upon one or a few key people. The market movements of equity securities issued by MLPs and other issuers with smaller capitalizations may be more abrupt or erratic than the market movements of equity securities of larger, more established companies or the stock market in general.

Commodity Price Risk. Many of the issuers of securities in which the Fund invests, such as MLPs and other issuers, may be in industry sectors that may be affected by fluctuations in the prices of energy commodities, including, for example, natural gas, natural gas liquids, crude oil and coal. Fluctuations in energy commodity prices would impact directly companies that own such energy commodities and could impact indirectly companies that engage in transportation, storage, processing, distribution or marketing of such energy commodities. Fluctuations in energy commodity prices can result from changes in general economic conditions or political circumstances (especially of key energy producing and consuming countries); market conditions; weather patterns; domestic production levels; volume of imports; energy conservation; domestic and foreign governmental regulation; international politics; policies of the Organization of Petroleum Exporting Countries (OPEC); taxation; tariffs; and the availability and costs of local, intrastate and interstate transportation methods.

Management Risk. The Fund is subject to management risk because its portfolio will be actively managed. The Adviser and the Sub-Adviser will apply investment techniques and risk analyses in making investment decisions for the Fund, but there can be no guarantee that these will produce the desired results. The Fund, as a registered investment company, is subject to regulations under the 1940 Act. These regulations are complex and often subject to varying degrees of formal and information interpretation by courts, the SEC and the SEC staff, and at times these interpretations may be at odds with each other.

Market Risk. Investing in the Fund involves market risk, which is the risk that the securities held by the Fund will fall in market value due to adverse market and economic conditions, perceptions regarding the industries in which the issuers of securities held by the Fund participate and the particular circumstances and performance of particular companies whose securities the Fund holds. An investment in the Fund represents an indirect economic stake in the securities owned by the Fund, which are for the most part traded on securities exchanges or in the over-the-counter markets. The market value of these securities, like other market investments, may move up or down, sometimes rapidly and unpredictably. The net asset value of the Fund may at any point in time be worth less than the amount at the time the shareholder invested in the Fund, even after taking into account any reinvestment of distributions.

The trading prices of financial instruments fluctuate, sometimes rapidly and unpredictably, in response to a variety of factors. These factors include events impacting a specific market segment or the entire market, including global pandemics, such as the recent outbreak of COVID-19. Aggressive measures have been taken worldwide in response to the COVID-19 pandemic by (1) governments, including closing of borders, restricting international and domestic travel, and the imposition of prolonged quarantines of large populations, and (2) businesses, including changes to operations and reducing staff. COVID-19, together with the aggressive measures taken in response, have contributed to increased volatility in global markets and will likely affect certain countries, companies, industries and market sectors more dramatically than others. The COVID-19 pandemic has had, and any other outbreak of an infectious disease, pandemic, or other serious public health concern could have, a significant negative impact on economic and market conditions and could trigger a prolonged period of global economic slowdown. The market value of the Fund’s portfolio holdings can be volatile and may change quickly as a result of COVID-19. The Fund’s NAV and market price, like market prices generally, may fluctuate significantly. As a result, an investor could lose money over short or long periods of time, including the possible loss of the entire principal amount of an investment.

Liquidity Risk. The Fund may not always be able to liquidate its positions at the desired price or time (or at all) or at prices approximating those at which the Fund currently values them. It may be difficult for the Fund to value illiquid holdings accurately. Unexpected market illiquidity may cause major losses at any time or from time to time.

New/Small Fund Risk. Since the Fund is new, there can be no assurance that the Fund will grow to or maintain an economically viable size. A new or smaller fund’s performance may not represent how the fund is expected to or may perform in the long term if and when it becomes larger. Investment positions may have a disproportionate impact (negative or positive) on performance in a new and smaller fund, such as the Fund. If a new or smaller fund were to fail to successfully implement its investment strategies or achieve its investment objectives, performance may be negatively impacted, and any resulting liquidation could create negative transaction costs for the fund and tax consequences for investors.

Large Shareholder Risk. Certain shareholders may from time to time own a substantial amount of the Fund’s shares. In addition, a third party investor, the Adviser or an affiliate of the Adviser, an authorized participant, a lead market maker, or another entity (i.e., a seed investor) may invest in the Fund and hold its investment solely to facilitate commencement of the Fund or to facilitate the Fund’s achieving a specified size or scale. Any such investment may be held for a limited period of time. There can be no assurance that any large shareholder would not redeem its investment, that the size of the Fund would be maintained at such levels or that the Fund would continue to meet applicable listing requirements. Redemptions by large shareholders could have a significant negative impact on the Fund, including on the Fund’s liquidity. In addition, transactions by large shareholders may account for a large percentage of the trading volume on NYSE Arca and may, therefore, have a material upward or downward effect on the market price of the shares.

Premium or Discount to NAV Risk. As with all ETFs, Fund shares may be bought and sold in the secondary market at market prices. Although it is expected that the market price of the shares of the Fund will approximate the Fund’s NAV, there may be times when the market price and the NAV vary significantly, particularly in times of market stress. Thus, an investor may pay significantly more (or less) than NAV when buying shares of the Fund in the secondary market, or receive significantly more (or less) than NAV when selling those shares in the secondary market. A premium or discount to NAV may be reflected in the spread between “bid” and “ask” prices that are quoted during the course of a trading day. If an investor purchases Fund shares at a time when the market price is at a premium to the NAV of the Fund’s shares or sells at a time when the market price is at a discount to the NAV of the Fund’s shares, an investor may sustain losses.

Fluctuation of NAV Risk. The market prices of the Fund’s shares will generally fluctuate in accordance with changes in NAV as well as the relative supply of and demand for the Fund’s shares on the NYSE Arca. The Adviser cannot predict whether the Fund’s shares will trade below, at, or above NAV.

Secondary Market Risk. Although the Fund’s shares are listed for trading on NYSE Arca and may be listed or traded on U.S. and non-U.S. stock exchanges other than NYSE Arca, there can be no assurance that an active trading market for such shares will develop or be maintained. Market makers are under no obligation to make a market in the Fund’s shares, and authorized participants are not obligated to submit purchase or redemption orders for Creation Units. In times of market stress, market makers or other authorized participants may step away from their respective roles in making a market in shares of the ETF and in executing purchase or redemption orders, and this could, in turn, lead to variances between the market price of the Fund’s shares and the underlying value of those shares. Trading in shares may be halted due to market conditions or for reasons that, in the view of NYSE Arca, make trading in shares inadvisable. In addition, trading in shares on NYSE Arca is subject to trading halts caused by extraordinary market volatility pursuant to NYSE Arca “circuit breaker” rules. There can be no assurance that the requirements of NYSE Arca necessary to maintain the listing of the Fund will continue to be met or will remain unchanged or that Fund shares will trade with any volume, or at all, on any stock exchange. Investors buying or selling Fund shares in the secondary market will pay brokerage commissions or other charges imposed by brokers and will incur the cost of the difference between “bid” and “ask” prices of the Fund’s shares.

Valuation Risk. The sale price the Fund could receive for a security or other asset may differ from the Fund’s valuation of the security or asset, particularly for securities or assets that trade in low volume or volatile markets or that are valued using a fair value methodology. In addition, the value of the securities or assets in the Fund’s portfolio may change on days when shareholders will not be able to purchase or sell the Fund’s shares.

Canada Risk. The Fund is subject to certain risks specifically associated with investments in the securities of Canadian issuers. The Canadian economy is heavily dependent on the demand for natural resources and agricultural products. Canada is a major producer of commodities such as forest products, metals, agricultural products, and energy related products like oil, gas, and hydroelectricity. Accordingly, a change in the supply and demand of these resources, both domestically and internationally, can have a significant effect on Canadian market performance. Canada is a top producer of zinc and uranium and a global source of many other natural resources, such as gold, nickel, aluminum, and lead. Conditions that weaken demand for such products worldwide could have a negative impact on the Canadian economy as a whole. Changes to the U.S. economy may significantly affect the Canadian economy because the United States is Canada’s largest trading partner and foreign investor. These and other factors could have a negative impact on the Fund and its investments in Canada.

Foreign Securities Risk. The Fund may invest in securities that are traded in foreign markets and that are not subject to the requirements of the U.S. securities laws, markets and accounting requirements (“Foreign Securities”). Investments in Foreign Securities involve certain considerations and risks not ordinarily associated with investments in securities of U.S. issuers. Foreign companies are not generally subject to the same accounting, auditing and financial standards and requirements as those applicable to U.S. companies. Foreign securities exchanges, brokers and listed companies may be subject to less government supervision and regulation than is applicable to U.S. exchanges, brokers and listed companies. In addition, dividend and interest income from Foreign Securities may be subject to withholding and other foreign taxes, which may adversely affect the net return on such investments. There may be difficulty in obtaining or enforcing a court judgment abroad, and it may be difficult to effect repatriation of capital invested in certain countries. In addition, with respect to certain countries, there are risks of expropriation, confiscatory taxation, political or social instability or diplomatic developments that could affect assets of the Fund held in foreign countries.

Utility Companies Risk. Utility companies include companies producing or providing gas, electricity or water. These companies are subject to the risk of the imposition of rate caps, increased competition due to deregulation, the difficulty in obtaining an adequate return on invested capital or in financing large construction projects counterparty risk, the limitations on operations and increased costs and delays attributable to environmental considerations and the capital market’s ability to absorb utility debt. In addition, taxes, government regulation, domestic and international politics, price and supply fluctuations, volatile interest rates and energy conservation may negatively affect utility companies.

Master Limited Partnership Tax Risk. The Fund’s ability to meet its investment objective relies in part upon the level of taxable income it receives from the MLPs in which it invests, a factor over which the Fund has no control. The benefit the Fund derives from its investment in MLPs is largely dependent on their being treated as partnerships for U.S. federal income tax purposes. Partnerships do not pay U.S. federal income tax at the partnership level. Rather, each partner is allocated a share of the partnership’s income, gains, losses, deductions and expenses. A change in current tax law or a change in the underlying business mix of a given MLP could result in an MLP being treated as a corporation for U.S. federal income tax purposes, which would result in the MLP being required to pay U.S. federal income tax (as well as state and local income taxes) on its taxable income at the applicable corporate tax rate. This would have the effect of reducing the amount of cash available for distribution by an MLP and could result in a significant reduction in the value of the Fund’s investment. The classification of an MLP as a corporation for U.S. federal income tax purposes would have the effect of reducing the amount of cash available for distribution by the MLP and causing any such distributions received by the Fund to be taxed as dividend income to the extent of the MLP’s current or accumulated earnings and profits. To the extent a distribution received by the Fund from an MLP is treated as a return of capital, the Fund’s adjusted tax basis in the interests of the MLP may be reduced, which will result in an increase in the amount of income or gain (or decrease in the amount of loss) that will be recognized by the Fund for tax purposes upon the sale of any such interests or upon subsequent distributions in respect of such interests. Furthermore, any return of capital distribution received from an MLP may require the Fund to restate the character of its distributions and amend any shareholder tax reporting previously issued.

Equity Securities Risk. An adverse event, such as an unfavorable earnings report, may depress the value of a particular equity security held by the Fund. Also, prices of equity securities are sensitive to general movements in the stock market and a drop in the stock market may depress the prices of equity securities to which the Fund has exposure. Equity security prices fluctuate for several reasons, including changes in investors’ perceptions of the financial condition of an issuer or the general condition of the relevant stock market, or when political or economic events affecting the issuers occur. In addition, equity security prices may be particularly sensitive to rising interest rates, as the cost of capital rises and borrowing costs increase.

Equity Income Securities. The Fund may invest in equity securities that are expected to periodically accrue or generate income for their holders such as common and preferred stocks of issuers that have historically paid periodic dividends or otherwise made distributions to shareholders. Unlike fixed income securities, dividend payments generally are not guaranteed and so may be discontinued by the issuer at its discretion or because of the issuer’s inability to satisfy its liabilities. Further, an issuer’s history of paying dividends does not guarantee that it will continue to pay dividends in the future. In addition to dividends, under certain circumstances the holders of common stock may benefit from the capital appreciation of the issuer. Although the Fund may seek capital appreciation with respect to particular investments, its overall focus on generating income from dividends and distributions from equity securities may mean that it does not always seek, or obtain, capital appreciation from equity investments.

Common Stock Risk. Common stock of an issuer in the Fund’s portfolio may decline in price for a variety of reasons including if the issuer fails to make anticipated dividend payments. Common stock in which the Fund will invest is structurally subordinated as to income and residual value to preferred stock, bonds and other debt instruments in a company’s capital structure, in terms of priority to corporate income, and therefore will be subject to greater dividend risk than preferred stock or debt instruments of such issuers.

Dividend-Paying Stock Risk. The Fund’s strategy of investing in dividend-paying stocks involves the risk that such stocks may fall out of favor with investors and underperform the market. Companies that issue dividend-paying stocks are not required to continue to pay dividends on such stocks. Therefore, there is the possibility that such companies could reduce or eliminate the payment of dividends in the future or the anticipated acceleration of dividends could not occur. Depending upon market conditions, dividend-paying stocks that meet the Fund’s investment criteria may not be widely available and/or may be highly concentrated in only a few market sectors.

Market Maker Risk. The Fund faces numerous market trading risks, including the potential lack of an active market for Fund shares due to a limited number of market markers. Decisions by market makers or authorized participants to reduce their role or step away from these activities in times of market stress could inhibit the effectiveness of the arbitrage process in maintaining the relationship between the underlying values of the Fund’s portfolio securities and the Fund’s market price. This reduced effectiveness could result in Shares trading at a discount to NAV and also in greater than normal intra-day bid-ask spreads for Shares. If the Fund has lower average daily trading volumes, it may rely on a small number of third-party market makers to provide a market for the purchase and sale of shares. Any trading halt or other problem relating to the trading activity of these market makers could result in a dramatic change in the spread between the Fund’s net asset value and the price at which the Fund’s shares are trading on the Exchange, which could result in a decrease in value of the Fund’s shares. This reduced effectiveness could result in Fund shares trading at a discount to net asset value and also in greater than normal intraday bid-ask spreads for Fund shares.

Authorized Participants Risk. The Fund has entered into Authorized Participant Agreements with only a limited number of institutions. Should these Authorized Participants cease to act as such or, for any reason, be unable to create or redeem Shares of the Fund and new Authorized Participants are not appointed in their place, shares of the Fund may trade at a discount to the Fund’s net asset value and possibly face delisting.

Fund Performance

The Fund is new and therefore does not have a performance history for a full calendar year. Performance information for the Fund will be provided once the Fund has annual returns for a full calendar year. Performance information, when available, will give some indication of the risks of an investment in the Fund by comparing the Fund’s performance with a broad measure of market performance. Please remember that the Fund’s past performance (before and after taxes) is not necessarily an indication of its future performance and does not guarantee future results. The Fund may perform better or worse in the future.